UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2001

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                  8/6/2001
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $ 202,980
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None




































Name of Issuer                      Title      CUSIP      Value      Shares        Invsmnt    Discret Other      Voting Authority
                                   Of Class              (x1000)                    Sole      Shared  Mgrs      Sole  Shared  None

AES Corp                             COM     00130H105    8,348      193,915.00                                193,915.00
Affiliated Computer                  CL A    008190100    4,693       65,260.00                                 65,260.00
Allegheny Energy                     COM     017361106    2,314       47,965.00                                 47,965.00
American Intl Group                  COM     026874107    4,855       56,459.00                                 56,459.00
AmSurg Corp.                         CL A    03232P108    3,960      134,020.00                                134,020.00
BJ's Wholesale Club                  COM     05548J106    3,763       70,650.00                                 70,650.00
Bank of New York                     COM     064057102    1,643       34,222.00                                 34,222.00
Barra                                COM     068313105    2,684       68,545.00                                 68,545.00
Beckman Coulter Inc.                 COM     075811109    2,582       63,280.00                                 63,280.00
Berkshire Hathaway                   CL B    084670207    3,639        1,582.00                                  1,582.00
Biomet                               COM     090613100    5,815      120,990.00                                120,990.00
Boston Properties                    COM     101121101    2,483       60,699.82                                 60,699.82
Cambrex Corp                         COM     131347106    6,560      129,695.00                                129,695.00
Cardinal Health                      COM     14149Y108    4,885       70,796.00                                 70,796.00
Choicepoint                          COM     170388102    6,981      166,005.00                                166,005.00
Citigroup Inc                        COM     172967101    4,116       77,900.41                                 77,900.41
Cytyc Corp                           COM     232946103     436        18,910.00                                 18,910.00
Direct Focus                         COM     254931108     298         6,280.00                                  6,280.00
EMC Corp                             COM     268648102     966        33,247.00                                 33,247.00
Exelon Corporation                   COM     30161N101    4,018       62,665.00                                 62,665.00
Exxon Mobil Corp                     COM     30231G102    4,517       51,706.25                                 51,706.25
Fair Isaac & Co INC                  COM     303250104    8,558      138,437.00                                138,437.00
Fifth Third Bancorp                  COM     316773100    5,004       83,330.00                                 83,330.00
First Health Group                   COM     320960107    4,795      198,800.00                                198,800.00
Fluor Corp                           COM     343412102    4,259       94,340.00                                 94,340.00
General Electric                     COM     369604103     571        11,712.42                                 11,712.42
Granite Construction                 COM     387328107    6,108      240,280.00                                240,280.00
Harley Davidson                      COM     412822108    4,474       95,035.00                                 95,035.00
Home Depot                           COM     437076102     283         6,069.00                                  6,069.00
Intel Corp                           COM     458140100     358        12,235.00                                 12,235.00
Intrado Inc.                         COM     46117A100     273        15,920.00                                 15,920.00
Investment Tech                      COM     46145F105    5,345      106,275.00                                106,275.00
Investors Financial                  COM     461915100    2,803       41,835.00                                 41,835.00
IShares Energy                       COM     464287796     576        11,360.00                                 11,360.00
S&P Smallcap 600                     COM     464287804    8,861       77,725.00                                 77,725.00
IShares DJ Chemicals                 COM     464287820     298         7,005.00                                  7,005.00
IShares DJ Basic                     COM     464287838     279         7,065.00                                  7,065.00
Jacobs Engineering                   COM     469814107     200         3,070.00                                  3,070.00
Jones Apparel Grp                    COM     480074103    2,110       48,850.00                                 48,850.00
Kopin Corp                           COM     500600101     137        11,300.00
Kroger Co                            COM     501044101    4,942      197,695.00                                197,695.00
Lincare Holdings                     COM     532791100     380        12,660.00                                 12,660.00
Loews Corp.                          COM     540424108    2,386       37,040.00                                 37,040.00
MSC Software                         COM     553531104     538        28,715.00                                 28,715.00
Mercury Computer                     COM     589378108     207         4,690.00                                  4,690.00
Metro One Telec                      COM     59163F105     574         8,845.00                                  8,845.00
Microsoft                            COM     594918104     794        10,874.00                                 10,874.00
Nabi Corp                            COM     628716102     458        57,655.00                                 57,655.00
OM Group Inc                         COM     670872100    4,965       88,275.00                                 88,275.00
Pfizer                               COM     717081103    1,445       36,074.00                                 36,074.00
Presstek Inc.                        COM     741113104     247        20,590.00                                 20,590.00
Renal Care Group,                    COM     759930100     493        14,975.00                                 14,975.00
Siebel Systems                       COM     826170102    2,294       48,905.00                                 48,905.00
Sunguard Data                        COM     867363103    7,491      249,625.00                                249,625.00
TALX Corp                            COM     874918105    5,288      132,372.00                                132,372.00
Teva Pharmaceutical                  ADR     881624209    5,141       82,525.00                                 82,525.00
URS Corp                             COM     903236107     432        16,000.00                                 16,000.00
US Physical Therapy                  COM     90337L108    2,820      176,584.00                                176,584.00
United Parcel Cl B                   CL B    911312106    4,909       84,925.00                                 84,925.00
UnumProvident Corp                   COM     91529Y106    4,046      125,970.00                                125,970.00
Varian Medical                       COM     92220P105     417         5,835.00                                  5,835.00
Vector Group                         COM     92240M108    2,846       89,085.00                                 89,085.00
Verizon                              COM     92343V104     263         4,918.00                                  4,918.00
Visteon Corp                         COM     92839U107    1,673       91,032.00                                 91,032.00
Waste Mgt. Inc Del                   COM     94106L109    5,812      188,580.00                                188,580.00
Watson                               COM     942683103    7,271      117,955.00                                117,955.00

TOTAL                                                    202,980      4,677,835                                 4,666,535